RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - CAD ($)	May 31, 2019	May 31, 2018
Disclosure of transactions between related parties [line items]
Due to directors and management for remuneration and expense reimbursements	$ 407,284	$ 70,833